UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2015

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2014 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—43.1%
	Advertising—0.5%
$4,350	Affinion Group, Inc., 7.875%, 12/15/18	$4,002,000

	Aerospace & Defense—0.5%
250	Bombardier, Inc., 6.00%, 10/15/22 (a)(b)	254,687
4,430	Erickson, Inc., 8.25%, 5/1/20 (a)(b)	4,540,750

		4,795,437

	Auto Components—0.9%
3,320	Chassix, Inc., 9.25%, 8/1/18 (a)(b)	3,610,500
3,970	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	4,406,700

		8,017,200

	Auto Manufacturers—0.7%
5,590	Chrysler Group LLC, 8.25%, 6/15/21	6,400,550

	Commercial Services—3.1%
3,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	3,420,000
8,535	Cenveo Corp., 11.50%, 5/15/17	8,577,675
4,295	DynCorp International, Inc., 10.375%, 7/1/17	4,515,119
5,925	Monitronics International, Inc., 9.125%, 4/1/20	6,339,750
4,450	National Money Mart Co., 10.375%, 12/15/16	4,666,937

		27,519,481

	Commercial Services & Supplies—0.8%
4,355	United Rentals North America, Inc., 8.375%, 9/15/20	4,834,050
1,745	West Corp., 8.625%, 10/1/18	1,854,063

		6,688,113

	Construction Materials—0.7%
5,690	US Concrete, Inc., 8.50%, 12/1/18 (a)(b)	6,187,875

	Consumer Finance—0.8%
2,605	SLM Corp., 8.45%, 6/15/18	3,072,272
3,865	Springleaf Finance Corp., 8.25%, 10/1/23	4,386,775

		7,459,047

	Distribution/Wholesale—0.9%
6,430	HD Supply, Inc., 11.00%, 4/15/20	7,635,625

	Diversified Consumer Services—0.6%
5,270	Cambium Learning Group, Inc., 9.75%, 2/15/17	5,401,750

	Diversified Financial Services—1.9%
6,462	Affinion Investments LLC, 13.50%, 8/15/18 (a)(b)	6,817,093
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	6,102,638
5,370	12.75%, 5/1/20 (a)(b)	4,497,375

		17,417,106

	Diversified Telecommunications—0.9%
7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	8,095,066

	Electrical Components & Equipment—1.2%
10,275	WireCo WorldGroup, Inc., 9.50%, 5/15/17	10,557,563

	Electronic Equipment, Instruments & Components—1.3%
5,815	Kemet Corp., 10.50%, 5/1/18	6,178,437
5,500	Viasystems, Inc., 7.875%, 5/1/19 (a)(b)	5,843,750

		12,022,187

	Energy Equipment & Services—0.6%
2,170	Hercules Offshore, Inc., 8.75%, 7/15/21 (a)(b)	2,332,750
3,103	Pioneer Drilling Co., 9.875%, 3/15/18	3,269,941

		5,602,691

	Food & Staples Retailing—1.1%
4,000	Rite Aid Corp., 10.25%, 10/15/19	4,355,000
5,000	US Foods, Inc., 8.50%, 6/30/19	5,372,500

		9,727,500

	Health Care Providers & Services—0.8%
6,585	ExamWorks Group, Inc., 9.00%, 7/15/19	7,194,112

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Healthcare-Products—0.9%
$6,785	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	$7,715,156

	Hotels, Restaurants & Leisure—1.8%
6,880	DineEquity, Inc., 9.50%, 10/30/18	7,456,200
6,395	MGM Resorts International, 11.375%, 3/1/18	8,281,525

		15,737,725

	Household Durables—0.9%
	Beazer Homes USA, Inc.,
2,245	7.25%, 2/1/23	2,329,187
3,920	9.125%, 5/15/19	4,223,800
1,390	Jarden Corp., 7.50%, 5/1/17	1,588,075

		8,141,062

	Household Products/Wares—0.7%
5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	6,333,281

	Internet Software & Services—1.1%
	EarthLink, Inc.,
2,200	7.375%, 6/1/20	2,312,750
7,590	8.875%, 5/15/19	7,571,025

		9,883,775

	Iron/Steel—0.7%
5,600	AK Steel Corp., 8.375%, 4/1/22	5,838,000

	Leisure Time—0.9%
8,145	Travelport LLC, 11.875%, 9/1/16	8,297,719

	Lodging—0.5%
9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	4,680,225

	Machinery—0.6%
5,495	Navistar International Corp., 8.25%, 11/1/21	5,721,669

	Media—3.0%
5,500	AMC Entertainment, Inc., 9.75%, 12/1/20	6,325,000
6,645	McClatchy Co., 9.00%, 12/15/22	7,633,444
6,280	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 10.00%, 4/1/21 (a)(b)	7,206,300
2,850	Mood Media Corp., 9.25%, 10/15/20 (a)(b)	2,622,000
2,979	SFX Entertainment, Inc., 9.625%, 2/1/19 (a)(b)	3,127,950

		26,914,694

	Metals & Mining—1.7%
5,050	ArcelorMittal, 10.35%, 6/1/19	6,426,125
	Thompson Creek Metals Co., Inc.,
6,145	7.375%, 6/1/18	6,006,737
2,170	12.50%, 5/1/19	2,446,675

		14,879,537

	Miscellaneous Manufacturing—0.3%
2,900	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	2,987,000

	Oil & Gas—1.4%
7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	7,568,750
4,306	United Refining Co., 10.50%, 2/28/18	4,758,130

		12,326,880

	Oil, Gas & Consumable Fuels—2.1%
2,160	Arch Coal, Inc., 9.875%, 6/15/19	1,857,600
7,510	Endeavour International Corp., 12.00%, 3/1/18	7,284,700
4,550	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	5,249,562
4,200	Laredo Petroleum, Inc., 9.50%, 2/15/19	4,641,000

		19,032,862

	Packaging & Containers—0.7%
5,903	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)(b)	6,626,118

	Paper & Forest Products—0.3%
2,000	Louisiana-Pacific Corp., 7.50%, 6/1/20	2,220,000

	Retail—1.3%
5,785	Neiman Marcus Group Ltd., Inc., 8.00%, 10/15/21 (a)(b)	6,392,425
5,890	Toys “R” Us, Inc., 10.375%, 8/15/17	4,770,900

		11,163,325

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Semiconductors & Semiconductor Equipment—0.9%
$1,950	Advanced Micro Devices, Inc., 8.125%, 12/15/17	$2,049,938
5,545	Freescale Semiconductor, Inc., 10.75%, 8/1/20	6,328,231

		8,378,169

	Software—1.7%
	First Data Corp.,
4,355	8.25%, 1/15/21 (a)(b)	4,746,950
2,175	10.625%, 6/15/21	2,503,969
6,955	12.625%, 1/15/21	8,380,775

		15,631,694

	Specialty Retail—0.9%
3,140	Brown Shoe Co., Inc., 7.125%, 5/15/19	3,324,538
4,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (a)(b)	4,657,500

		7,982,038

	Telecommunications—1.1%
6,085	Consolidated Communications Finance Co., 10.875%, 6/1/20	7,096,631
3,475	NII International Telecom SCA, 11.375%, 8/15/19 (a)(b)	2,971,125

		10,067,756

	Transportation—1.5%
6,007	Quality Distribution LLC, 9.875%, 11/1/18	6,472,542
6,590	Swift Services Holdings, Inc., 10.00%, 11/15/18	7,174,863

		13,647,405

	Wireless Telecommunication Services—0.8%
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	7,568,925

	Total Corporate Bonds & Notes (cost-$375,022,650)	386,498,318

Shares
CONVERTIBLE PREFERRED STOCK—38.5%
	Aerospace & Defence—1.5%
206,230	United Technologies Corp., 7.50%, 8/1/15	13,569,934

	Airlines—1.7%
296,875	Continental Airlines Finance Trust II, 6.00%, 11/15/30	14,973,633

	Automobiles—1.5%
378,190	The Goldman Sachs Group, Inc., 8.50%, 12/16/14 (General Motors) (c)	13,082,348

	Commercial Banks—4.5%
7,455	Huntington Bancshares, Inc., 8.50%, (d)	9,859,237
283,055	The Goldman Sachs Group, Inc., 8.00%, 1/14/15 (Citigroup Inc.) (c)	13,498,893
13,570	Wells Fargo & Co., 7.50%, Ser. L (d)	16,718,240

		40,076,370

	Diversified Financial Services—1.4%
10,530	Bank of America Corp., 7.25%, 4/30/14, Ser. L (d)	12,531,332

	Diversified Telecommunication Services—0.1%
19,665	Intelsat SA, 5.75%, 5/1/16	1,031,822

	Electric Utilities—0.3%
51,385	NextEra Energy, Inc., 5.799%, 9/1/16	2,907,363

	Energy Equipment & Services—3.6%
240,590	Credit Suisse, 8.00%, 3/5/15 (Baker Hughes) (c)	15,905,405
304,365	Wells Fargo & Co., 8.00%, 8/6/14 (Halliburton) (c)	16,645,722

		32,551,127

	Health Care Providers & Services—1.5%
257,800	JPMorgan Chase & Co., 8.00%, 5/5/15 (HCA Holdings, Inc.) (c)	13,346,306

	Household Durables—2.8%
128,815	Stanley Black & Decker, Inc., 6.25%, 11/17/16	14,656,571
287,590	Wells Fargo & Co., 8.00%, 6/20/14 (Lennar Corp.) (c)	10,405,006

		25,061,577

	Insurance—0.5%
148,125	MetLife, Inc., 5.00%, 10/8/14	4,377,094

	Metals & Mining—2.2%
484,070	ArcelorMittal, 6.00%, 1/15/16	11,360,542
513,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	8,849,250

		20,209,792

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2014 (unaudited) (continued)

Shares		Value*
	Multiline Retail—1.5%
247,500	The Goldman Sachs Group, Inc., 8.00%, 1/12/15 (Macy’s) (c)	$13,698,135

	Multi-Utilities—1.1%
186,560	AES Trust III, 6.75%, 10/15/29	9,609,706

	Oil, Gas & Consumable Fuels—3.1%
146,765	Credit Suisse, 8.00%, 3/5/15 (Occidental Petroleum Corp.) (c)	14,092,375
10,900	Energy XXI Bermuda Ltd., 5.625%, (d)	2,832,298
94,905	PetroQuest Energy, Inc., 6.875%, (d)	4,196,585
60,000	SandRidge Energy, Inc., 8.50% (d)	6,615,000

		27,736,258

	Pharmaceuticals—3.0%
110,990	Bank of America Corp., 8.00%, 2/10/15 (Allergan, Inc.) (c)	15,036,925
253,015	JPMorgan Chase & Co., 8.00%, 4/30/15 (Mylan, Inc.) (c)	12,220,625

		27,257,550

	Real Estate Investment Trust—5.2%
335,200	Alexandria Real Estate Equities, Inc., 7.00%, (d)	9,516,328
610,095	FelCor Lodging Trust, Inc., 1.95%, Ser. A (d)	15,307,283
159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	9,434,674
216,490	Weyerhaeuser Co., 6.375%, 7/1/16	12,694,974

		46,953,259

	Real Estate Management & Development—0.1%
38,995	Forestar Group, Inc., 6.00%, 12/15/16	932,370

	Specialty Retail—1.4%
10,000	Barnes & Noble, Inc., 7.75%, 8/18/21 (a)(b)	12,486,875

	Technology Hardware, Storage & Peripherals—1.5%
21,135	Bank of America Corp., 8.00%, 5/12/15 (Apple, Inc.) (c)	13,088,694

	Total Convertible Preferred Stock (cost-$315,761,511)	345,481,545

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—17.3%
	Biotechnology—0.3%
$4,065	Dendreon Corp., 2.875%, 1/15/16	3,028,425

	Capital Markets—2.6%
5,880	Ares Capital Corp., 5.75%, 2/1/16	6,313,650
10,075	BGC Partners, Inc., 4.50%, 7/15/16	10,799,141
6,370	Walter Investment Management Corp., 4.50%, 11/1/19	5,788,737

		22,901,528

	Commercial Services—1.9%
15,600	Cenveo Corp., 7.00%, 5/15/17	16,633,500

	Construction Materials—0.8%
5,850	Cemex S.A.B. de C.V., 4.875%, 3/15/15	7,389,281

	Hotels, Restaurants & Leisure—2.1%
6,935	MGM Resorts International, 4.25%, 4/15/15	10,086,091
9,175	Morgans Hotel Group Co., 2.375%, 10/15/14	9,106,187

		19,192,278

	Insurance—0.3%
3,035	HCI Group, Inc., 3.875%, 3/15/19 (a)(b)	2,784,613

	Life Sciences Tools & Services—0.7%
6,265	Sequenom, Inc., 5.00%, 10/1/17	5,994,822

	Machinery—3.1%
	Meritor, Inc.,
9,545	4.625%, 3/1/26 (e)	10,326,497
4,325	7.875%, 3/1/26	7,160,578
8,665	Navistar International Corp., 3.00%, 10/15/14	8,724,572
900	Wabash National Corp., 3.375%, 5/1/18	1,248,750

		27,460,397

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil, Gas & Consumable Fuels—0.5%
$7,135	Endeavour International Corp., 5.50%, 7/15/16	$4,281,000

	Personal Products—0.4%
4,115	Herbalife Ltd., 2.00%, 8/15/19 (a)(b)	3,891,267

	Real Estate Investment Trust—0.6%
5,430	IAS Operating Partnership LP, 5.00%, 3/15/18 (a)(b)	5,318,006

	Software—1.4%
4,835	Nuance Communications, Inc., 2.75%, 8/15/27	4,992,138
7,890	TeleCommunication Systems, Inc., 7.75%, 6/30/18	7,771,650

		12,763,788

	Thrifts & Mortgage Finance—0.6%
4,965	MGIC Investment Corp., 5.00%, 5/1/17	5,725,266

	Tobacco—1.9%
	Vector Group Ltd., (f)
4,335	1.75%, 4/15/20	4,500,272
9,035	2.50%, 1/15/19	12,063,351

		16,563,623

	Trading Companies & Distribution—0.1%
910	Titan Machinery, Inc., 3.75%, 5/1/19	801,369

	Total Convertible Bonds & Notes (cost-$138,053,730)	154,729,163

SHORT-TERM INVESTMENT—1.1%
	Time Deposit—1.1%
9,542	The Bank of New York Mellon Corp., Grand Cayman, 0.03%, 6/2/14 (cost-$9,542,219)	9,542,219

	Total Investments (cost-$838,380,110) (g)—100.0%	$896,251,245

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from are valued daily a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are value at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $99,902,909, representing 11.1% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(d)	Perpetual maturity. The date shown, if any, is the next call date.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	At May 31, 2014, the cost basis of portfolio securities for federal income tax purposes was $843,323,387. Gross unrealized appreciation was $75,741,753; gross unrealized depreciation was $22,813,895 and net unrealized appreciation was $52,927,858. Differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless if the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these are unobservable the values are categorized as Level 3.

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2014 (unaudited) (continued)

A summary of the inputs used at May 31, 2014 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/14
Investments in Securities - Assets
Corporate Bonds & Notes	—	$386,498,318	—	$386,498,318
Convertible Preferred Stock:
Airlines	—	14,973,633	—	14,973,633
Automobiles	—	—	$13,082,348	13,082,348
Commercial Banks	$26,577,477	—	13,498,893	40,076,370
Diversified Telecommunication Services	—	1,031,822	—	1,031,822
Energy Equipment & Services	—	—	32,551,127	32,551,127
Health Care Providers & Services	—	—	13,346,306	13,346,306
Household Durables	14,656,571	—	10,405,006	25,061,577
Metals & Mining	8,849,250	11,360,542	—	20,209,792
Multiline Retail	—	—	13,698,135	13,698,135
Oil, Gas & Consumable Fuels	6,615,000	7,028,883	14,092,375	27,736,258
Pharmaceuticals	—	—	27,257,550	27,257,550
Technology Hardware, Storage & Peripherals	—	—	13,088,694	13,088,694
All Other	103,367,933	—	—	103,367,933
Convertible Bonds & Notes	—	154,729,163	—	154,729,163
Short-Term Investment	—	9,542,219	—	9,542,219

Totals	$160,066,231	$585,164,580	$151,020,434	$896,251,245

At May 31, 2014, the there were no transfers between Levels 1 and 2.

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2014 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2014, was as follows:

	Beginning Balance 2/28/14	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 5/31/14
Investments in Securities - Assets
Convertible Preferred Stock:
Automobiles	$10,665,088	$3,291,221	—	—	—	$(873,961)	—	—	$13,082,348
Commercial Banks	12,419,982	1,856,537	—	—	—	(777,626)	—	—	13,498,893
Computers & Peripherals	9,953,184	—	$(9,979,317)†	—	—	26,133	—	—	—
Energy Equipment & Services	30,527,518	—	—	—	—	2,023,609	—	—	32,551,127
Health Care Providers & Services	—	13,692,995	—	—	—	(346,689)	—	—	13,346,306
Household Durables	11,014,697	—	—	—	—	(609,691)	—	—	10,405,006
Insurance	11,203,425	—	(11,413,579)	—	$1,009,973	(799,819)	—	—	—
Multiline Retail	13,804,312	—	—	—	—	(106,177)	—	—	13,698,135
Oil, Gas & Consumable Fuels	13,964,690	—	—	—	—	127,685	—	—	14,092,375
Pharmaceuticals	13,436,449	12,679,088	—	—	—	1,142,013	—	—	27,257,550
Technology Hardware, Storage & Peripherals	—	12,677,337	—	—	—	411,357	—	—	13,088,694

Totals	$126,989,345	$44,197,178	$(21,392,896)	—	$1,009,973	$216,834	—	—	$151,020,434

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2014:

	Ending Balance at 5/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock	$151,020,434	Third-Party Pricing Vendor	Single Broker Quote	$34.592 - $619.29

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2014 was $935,556.

†	Stock Conversion.

Glossary:

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: July 21, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: July 21, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: July 21, 2014